UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22043
Van Kampen Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 4/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate Senior Loan Interests ** 99.6%
	Aerospace/Defense 0.6%
$2,371	Decrane Aircraft Holdings, Inc., Term Loan	3.24%	02/21/13	$1,333,599
2,246	IAP Worldwide Services, Inc., Term Loan (a)	8.25	12/30/12	1,291,336
2,000	Wesco Aircraft Hardware Corp., Term Loan	6.18	03/28/14	1,425,000

				4,049,935

	Automotive 1.2%
3,197	Acument Global Technologies, Inc., Term Loan	4.72	08/11/13	1,478,467
1,667	Ford Motor Co., Term Loan	3.46 to 4.14	12/16/13	1,055,682
4,145	Metokote Corp., Term Loan	3.44 to 4.04	11/27/11	2,445,705
533	Navistar International Corp., Revolving Credit Agreement	3.66 to 3.68	01/19/12	436,381
1,467	Navistar International Corp., Term Loan	3.66 to 7.22	01/19/12	1,200,047
1,005	Precision Partners, Inc., Term Loan	8.75	08/26/13	562,573
500	TRW Automotive, Inc., Term Loan	2.00	02/09/14	335,833

				7,514,688

	Banking 0.5%
3,956	Dollar Financial Corp., Term Loan	3.97	10/30/12	3,105,695

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco 7.5%
$10,192	BE Foods Investments, Inc., Term Loan (a)	6.22%	07/11/12	$7,134,674
4,742	Coleman Natural Foods, LLC, Term Loan	8.21 to 8.31	08/22/12	3,414,018
6,123	Dole Food Co., Inc., Term Loan	7.25 to 8.00	04/12/13	5,893,020
10,000	DSW Holdings, Inc., Term Loan	4.45	03/02/12	5,650,000
12,000	Farley’s & Sathers Candy Co., Inc., Term Loan	8.44 to 8.48	03/24/11	9,900,000
€1,276	Foodvest Limited, Term Loan (Sweden)	5.85	10/02/16	1,410,916
5,000	FSB Holdings, Inc., Term Loan	6.19	03/29/14	2,600,000
€1,977	Liberator Midco Limited, Term Loan (United Kingdom)	3.22 to 3.60	11/03/14 to 11/03/15	2,346,290
3,000	LJVH Holdings, Inc., Term Loan (Canada)	6.72	01/19/15	1,350,000
€3,594	Panrico, Inc., Term Loan (Spain)	6.68 to 7.06	05/30/14 to 05/29/15	2,984,238
7,091	Pinnacle Foods Finance, LLC, Term Loan	3.25	04/02/14	5,945,712

				48,628,868

	Broadcasting — Cable 5.8%
5,000	CCO Holdings, LLC, Term Loan (b)	6.75	09/06/14	3,340,000
6,000	Charter Communications Operating, LLC, Term Loan (b)	6.25	03/06/14	5,077,500
11,489	CSC Holdings, Inc., Term Loan	1.45	02/24/12	10,765,539

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable (continued)
€13,600	Kabel Baden-Wuerttemberg GmbH, Term Loan (Germany)	3.50 to 4.00%	06/09/14 to 06/09/15	$14,953,146
$4,158	Knology, Inc., Term Loan	2.75	06/30/12	3,601,468

				37,737,653

	Broadcasting — Diversified 0.8%
7,875	Alpha Topco Ltd., Term Loan (United Kingdom)	2.80 to 5.31	12/31/13 to 06/30/14	4,380,750
937	Cumulus Media, Inc., Term Loan	2.21	06/11/14	477,709
545	NEP II, Inc., Term Loan	2.69	02/16/14	466,320

				5,324,779

	Broadcasting — Radio 1.0%
1,867	CMP KC, LLC, Term Loan (d)	4.50	05/03/11	506,822
5,071	CMP Susquehanna Corp., Term Loan	2.47 to 2.50	05/05/13	2,256,446
1,839	Multicultural Radio Broadcasting, Inc., Term Loan	3.24	12/18/12	1,232,381
1,264	NextMedia Operating, Inc., Term Loan	5.25 to 6.25	11/15/12	623,521
4,534	NextMedia Operating, Inc., Term Loan (a)(e)	8.46	11/15/13	804,862

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Radio (continued)
$2,476	Spanish Broadcasting Systems, Inc., Term Loan	2.97%	06/11/12	$909,975

				6,334,007

	Broadcasting — Television 0.9%
2,694	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	1,656,649
642	High Plains Broadcasting Operating Co., LLC, Term Loan	7.25	09/14/16	261,756
2,428	Newport Television, LLC, Term Loan	8.00	09/14/16	989,398
11,646	NV Broadcasting, LLC, Term Loan (e)	5.25 to 8.75	11/01/13 to 11/01/14	1,202,604
2,301	Univision Communications, Inc., Term Loan	2.68	09/29/14	1,461,034

				5,571,441

	Buildings & Real Estate 2.4%
2,000	El Ad IDB Las Vegas, LLC, Term Loan	4.47	08/09/12	1,550,000
3,000	FX Luxury Las Vegas I, LLC, Term Loan (e)	11.25	06/30/09	225,000
2,979	Ginn LA CS Borrower, LLC, Term Loan (e)	6.20 to 7.75	06/08/11	264,415
4,500	Ginn LA CS Borrower, LLC, Term Loan (d)(e)	10.20	06/08/12	9,000
4,019	Kuilima Resort Co., Term Loan (a)(d)(e)	20.21	09/30/11	0

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$74	Kuilima Resort Co., Term Loan (a)(d)(e)(f)	25.48%	10/01/08	$0
5,000	Kyle Acquisition Group, LLC, Term Loan (e)	5.75 to 6.00	07/20/09 to 07/20/11	338,125
1,875	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (a)(b)(e)	16.10	06/20/12	119,033
3,050	Lake at Las Vegas Joint Venture, LLC, Term Loan (a)(b)(d)(e)	7.93	08/20/09	2,785,138
16,206	Lake at Las Vegas Joint Venture, LLC, Term Loan (a)(b)(e)	14.35 to 16.10	06/20/12	1,029,102
627	Landsource Communities Development, LLC, Revolving Credit Agreement	9.50	05/31/09	593,106
2,292	Landsource Communities Development, LLC, Term Loan (a)(b)(e)	8.25	05/31/09	452,737
2,012	NLV Holdings, LLC, Term Loan (a)	10.68	05/09/12	150,868
4,994	Pivotal Promontory, LLC, Term Loan (b)(d)(e)	7.00 to 8.75	08/31/10 to 08/31/11	0
877	Realogy Corp., Term Loan	3.50 to 4.18	10/10/13	571,676
4,498	Rhodes Ranch General Partnership, Term Loan (a)(b)(e)	3.25 to 7.50	11/21/10 to 11/21/11	977,653

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$15	Shea Capital I, LLC, Term Loan	4.50%	10/27/11	$9,810
1,481	Shea Mountain House, LLC, Term Loan	3.70 to 4.50	05/11/11	962,759
2,000	Standard Pacific Corp., Term Loan	3.00	05/05/13	1,026,666
2,496	Tamarack Resorts, LLC, Term Loan (e)	2.70 to 7.50	05/19/11	998,489
202	Tamarack Resorts, LLC, Term Loan (d)	17.49	05/03/09	184,884
3,929	WCI Communities, Inc., Term Loan (b)	5.75 to 8.25	09/24/09 to 12/23/10	2,977,939

				15,226,400

	Business Equipment & Services 3.0%
2,955	GSI Holdings, LLC, Term Loan	4.26	08/01/14	1,773,000
3,804	NCO Financial Systems, Term Loan	7.50	05/15/13	2,681,601
9,282	Nielsen Finance, LLC, Term Loan	2.47	08/09/13	7,894,287
4,829	RGIS Services, LLC, Term Loan	3.35 to 3.72	04/30/14	3,613,522
3,935	SMG Holdings, Inc., Term Loan	3.50 to 4.78	07/27/14	3,226,639

				19,189,049

	Chemicals, Plastics & Rubber 5.4%
3,000	Arizona Chemical, Co., Term Loan	5.93	02/28/14	1,650,000
€10,757	Borsodchem, Term Loan (Hungary)	7.66 to 8.16	11/28/14 to 11/28/15	4,358,692

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$5,000	Brenntag Holdings, GMBH & Co. KG, Term Loan (Germany)	5.50%	01/20/14 to 12/23/15	$2,900,000
2,293	Foamex L.P., Term Loan (e)	5.50	02/12/13	661,190
9,128	Hexion Specialty Chemicals, Inc., Term Loan	3.44 to 3.50	05/06/13	4,573,220
2,322	Lyondell Chemical Co., Term Loan (b)	5.94 to 13.00	12/15/09	1,928,760
160	Lyondell Chemical Co., Revolving Credit Agreement (b)	5.75	12/20/13	52,893
6,464	Lyondell Chemical Co., Term Loan (b)	5.75 to 7.00	12/22/14	2,084,573
€10,568	Momentive Performance, Term Loan	3.22	12/04/13	8,040,309
4,963	PQ Corp., Term Loan	4.29 to 4.47	07/30/14	3,312,469
3,000	Solutia, Inc., Term Loan	8.50	02/28/14	2,367,189
4,937	Univar, Inc., Term Loan	4.22	10/10/14	3,227,891

				35,157,186

	Construction Material 0.9%
1,877	Axia, Inc., Term Loan (h)	5.00	12/21/12	516,219
4,462	Axia, Inc., Term Loan (a)(h)	17.95	12/21/12	1,003,907

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$2,706	Building Materials Holdings, Corp., Term Loan	6.50 to 8.25%	11/10/11	$1,008,089
3,859	Contech Construction Products, Inc., Term Loan	2.47	01/31/13	1,988,431
2,000	Custom Building Products, Inc., Term Loan	10.75	04/20/12	1,126,666
971	United Subcontractors, Inc., Term Loan (a)(e)	6.80	12/27/12	88,169

				5,731,481

	Containers, Packaging & Glass 1.8%
1,338	Anchor Glass Container Corp., Term Loan	6.75	06/20/14	1,204,018
8,927	Berlin Packaging, LLC, Term Loan	3.44 to 8.35	08/17/14 to 08/17/15	6,407,705
413	Berry Plastics Group., Inc., Term Loan	2.47	04/03/15	303,805
2,206	Graphic Packaging International, Inc., Revolving Credit Agreement	2.76	05/16/13	1,787,063
1,923	Solo Cup, Inc., Term Loan	4.76	02/27/11	1,806,500

				11,509,091

	Diversified Manufacturing 0.2%
3,094	Euramax International, Inc., Term Loan	8.75	06/29/12	742,565
1,344	Euramax International, Inc., Term Loan (e)	13.00	06/28/13	60,459

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Diversified Manufacturing (continued)
$666	Euramax International, Inc., Term Loan (e)	13.00%	06/29/13	$29,991
1,714	Euramax International, Inc., Term Loan	8.75	06/29/12	411,368

				1,244,383

	Ecological 0.4%
6,850	Synagro Technologies, Inc., Term Loan	5.21	10/02/14	2,568,750

	Education & Child Care 1.4%
968	Bright Horizons Family Solutions, Inc., Revolving Credit Agreement	5.75	05/28/14	658,240
6,000	Cengage Learning Holdings II, Inc., Term Loan	3.02	07/03/14	4,453,500
500	Educate, Inc., Term Loan	6.47	06/14/14	287,500
1,979	Education Management, LLC, Term Loan	3.00	06/01/13	1,783,436
5,000	Nelson Education Ltd., Term Loan (Canada)	7.22	07/05/15	2,125,000

				9,307,676

	Electronics 2.8%
9,239	Edwards Ltd, Term Loan (Cayman Islands II)	2.43 to 6.18	05/31/14 to 11/30/14	4,214,378

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$2,955	Infor Enterprise Solutions Holdings, Inc., Term Loan	4.18%	07/28/12	$2,127,273
7,860	Open Solutions, Inc., Term Loan	3.23	01/23/14	4,322,821
4,904	Stratus Technologies, Inc., Term Loan	4.99	03/29/11	2,697,445
2,000	Sungard Data Systems, Inc., Term Loan	2.22 to 2.99	02/28/14	1,805,278
3,123	Verint Systems, Inc., Term Loan	3.70	05/25/14	2,342,580
716	X-rite, Inc., Term Loan	7.75 to 8.00	10/24/12	567,759

				18,077,534

	Entertainment & Leisure 3.1%
3,544	Fender Musical Instruments Corp., Term Loan	2.76 to 3.47	06/09/14	1,825,009
36,611	Metro-Goldwyn-Mayer Studios, Inc., Term Loan (c)	3.68	04/08/12	17,954,796

				19,779,805

	Farming & Agriculture 0.5%
5,000	WM. Bolthouse Farms, Inc., Term Loan	5.93	12/16/13	3,575,000

	Finance 5.1%
4,029	C.G. JCF Corp., Term Loan	3.43	08/01/14	3,021,845
€11,790	First Data Corp., Term Loan	3.71	09/28/14	10,178,697
10,461	First Data Corp., Term Loan	3.18 to 3.19	09/24/14	7,669,082

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$6,054	National Processing Company Group, Term Loan	3.49 to 7.67%	09/29/13 to 09/29/14	$3,243,979
3,300	Nuveen Investments, Inc., Term Loan	3.43 to 4.23	11/13/14	2,176,970
7,599	Oxford Acquisition III Ltd., Term Loan (United Kingdom)	3.10	05/12/14	2,621,486
9,742	RJO Holdings Corp., Term Loan	3.47 to 7.22	07/12/14 to 07/12/15	2,028,196
5,447	Transfirst Holdings, Inc., Term Loan	3.18 to 6.43	06/15/14 to 06/15/15	2,132,312

				33,072,567

	Health & Beauty 1.0%
5,081	American Safety Razor Co., Term Loan	6.68	01/30/14	3,416,734
7,546	Marietta Intermediate Holding Corp, Term Loan (a)	5.43 to 12.00	11/30/10 to 12/17/11	995,363
4,776	Philosophy, Inc., Term Loan	2.43	03/16/14	1,966,223

				6,378,320

	Healthcare 5.8%
1,995	Catalent Pharma Solutions, Inc., Term Loan	2.68	04/10/14	1,404,426
2,551	Community Health Systems, Inc., Term Loan	2.68 to 3.51	07/25/14	2,309,147

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$4,107	Concentra, Inc., Term Loan	3.47 to 7.47%	06/25/14 to 06/25/15	$2,305,110
6,351	HCA, Inc., Term Loan	3.47	11/16/12	5,747,500
5,253	Health Management Associates, Inc., Term Loan	2.97	02/28/14	4,570,508
1,708	Healthcare Partners, LLC, Term Loan	2.18	10/31/13	1,477,620
2,947	Inverness Medical Innovations, Inc., Term Loan	2.43 to 3.23	06/26/14	2,723,490
4,392	Manor Care, Inc., Term Loan	2.93 to 2.95	12/22/14	3,521,098
2,200	Surgical Care Affiliates, LLC, Revolving Credit Agreement	3.22	06/28/13	1,122,000
5,917	Surgical Care Affiliates, LLC, Term Loan	3.22	12/29/14	4,940,923
3,958	United Surgical Partners International, Inc., Term Loan	2.45 to 3.10	04/19/14	3,472,817
4,818	Viant Holdings, Inc., Term Loan	3.47	06/25/14	3,637,894

				37,232,533

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.7%
8,651	Hunter Fan Co., Term Loan	3.01 to 7.20	04/16/14 to 10/16/14	2,225,920
4,913	Mattress Holdings Corp., Term Loan	2.69	01/18/14	1,236,314
3,267	National Bedding Co., LLC, Term Loan	5.46	02/28/14	1,163,087

				4,625,321

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming 8.7%
1,996	BLB Worldwide Holdings, Inc., Term Loan (a)	4.75	08/23/11	638,868
5,500	BLB Worldwide Holdings, Inc., Term Loan (e)	6.50	07/18/12	426,250
$9,425	Cannery Casino Resorts, LLC, Term Loan	2.69 to 4.69%	05/18/13 to 05/16/14	$6,774,621
£2,182	Gala Group Ltd, Term Loan (United Kingdom)	4.60	12/01/12	2,401,042
10,000	Gateway Casinos & Entertainment, Term Loan	6.71	03/31/15	1,850,000
4,939	Golden Nugget, Inc., Term Loan	2.44 to 3.69	06/30/14 to 12/31/14	1,162,404
5,450	Greektown Holdings, LLC, Term Loan	16.75	06/01/09	4,673,157
842	Greektown Holdings, LLC, Term Loan (b)(e)	5.00	12/03/12	170,582
4,979	Green Valley Ranch Gaming, LLC, Term Loan	3.15 to 4.00	02/16/14 to 08/16/14	1,109,398
4,552	Harrah’s Operating Co., Inc., Term Loan	3.44 to 4.09	01/28/15	3,254,450
9,923	Magnolia Hill, LLC, Term Loan	3.68 to 14.00	10/30/13 to 04/28/14	9,032,672
€22,500	Regency Entertainment SA, Term Loan (Greece)	3.63 to 4.01	03/03/14 to 03/02/15	17,613,765

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$7,303	Yonkers Racing Corp., Term Loan	10.50%	08/12/11	$7,175,662

				56,282,871

	Insurance 2.3%
3,923	Alliant Holdings I, Inc., Term Loan	4.23	08/21/14	3,079,883
6,823	AmWins Group, Inc., Term Loan	3.76 to 3.79	06/08/13	4,111,036
3,041	Conseco, Inc., Term Loan	6.50	10/10/13	1,277,228
3,500	HMSC Corp., Term Loan	5.93	10/03/14	1,015,000
5,860	Mitchell International, Inc., Term Loan	6.50	03/30/15	3,530,650
2,485	Vertafore, Inc., Term Loan	5.50 to 7.25	01/31/12 to 01/31/13	2,162,600

				15,176,397

	Machinery 1.0%
5,790	Goodman Global, Inc., Term Loan	6.50	02/13/14	5,106,780
3,940	Mold-Masters Luxembourg Holdings, SA, Term Loan	4.00	10/11/14	1,477,500

				6,584,280

	Medical Products & Services 0.8%
1,133	AGA Medical Corp., Term Loan	2.46 to 3.69	04/28/13	968,798
1,851	Biomet, Inc., Term Loan	3.43 to 4.22	03/25/15	1,735,201
1,745	Carestream Health, Inc., Term Loan	2.43	04/30/13	1,515,054

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Medical Products & Services (continued)
$1,049	VWR International, Inc., Term Loan	2.93%	06/30/14	$848,045

				5,067,098

	Mining, Steel, Iron & Non-Precious Metals 0.8%
7,040	John Maneely Co., Term Loan	3.71 to 4.39	12/09/13	5,112,965

	Natural Resources 0.8%
3,200	CDX Funding, LLC, Term Loan (b)(e)	7.50	03/31/13	1,120,000
3,000	Dresser, Inc., Term Loan	6.99	05/04/15	1,672,500
2,977	Western Refining, Inc., Term Loan	8.25	05/30/14	2,389,261

				5,181,761

	Non-Durable Consumer Products 6.2%
6,669	Amscan Holdings, Inc., Term Loan	3.47 to 4.10	05/25/13	5,735,265
1,953	Huish Detergents, Inc., Term Loan	2.18	04/26/14	1,737,781
8,369	KIK Custom Products, Inc., Term Loan	2.69 to 5.44	05/31/14 to 11/30/14	2,369,562
2,954	Mega Brands, Inc., Term Loan (Canada)	9.75	07/26/12	1,033,901
983	Nice-Pak Products, Inc., Term Loan	4.23	06/18/14	471,600
€16,836	Ontex, Term Loan (Belgium)	4.52 to 5.15	07/05/12 to 07/05/13	19,937,184
475	Spectrum Brands, Inc., Revolving Credit Agreement (b)	4.51 to 6.25	03/30/13	378,926

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Non-Durable Consumer Products (continued)
$9,264	Spectrum Brands, Inc., Term Loan (b)	8.25%	03/30/13	$7,385,625
5,000	Targus Group International, Inc., Term Loan	9.75	05/22/13	1,250,000

				40,299,844

	Paper & Forest Products 1.3%
3,200	Ainsworth Lumber Co., Ltd., Term Loan	5.44	06/26/14	1,840,000
5,356	New Page, Term Loan	4.25	12/21/14	4,183,905
1,956	SP Newsprint, Term Loan	4.50 to 11.00	03/31/10	1,574,222
390	Verso Paper Holding, LLC, Term Loan (a)	6.76 to 7.51	08/01/13	33,184
3,328	White Birch Paper Co., Term Loan (Canada)	3.97	05/08/14	942,818

				8,574,129

	Printing & Publishing 8.6%
4,240	American Media Operations, Inc., Term Loan	10.00	01/31/13	2,345,197
1,823	Ascend Media Holdings, LLC, Term Loan (e)	8.25 to 9.77	01/31/12	455,873
990	DRI Holdings, Inc., Term Loan	3.96 to 4.22	07/03/14	594,097
4,000	Endurance Business Media, Inc., Term Loan (d)(e)	9.25	01/26/14	140,000
4,123	Gatehouse Media, Inc., Term Loan	2.44 to 2.47	08/28/14	1,042,480

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$7,766	Idearc, Inc., Term Loan (b)(e)	3.75%	11/15/13	$3,067,649
3,436	Intermedia Outdoor, Inc., Term Loan	4.22	01/31/13	1,718,012
3,181	Knowledgepoint360 Group, LLC, Term Loan	4.49 to 8.24	04/14/14 to 04/13/15	2,215,323
5,731	MediaNews Group, Inc., Term Loan	5.72 to 7.72	12/30/10 to 08/02/13	1,112,973
9,870	Merrill Communications, LLC, Term Loan	7.76	11/15/13	2,714,250
2,333	Newsday, LLC, Term Loan	6.63	08/01/13	2,216,667
4,803	Penton Media, Inc., Term Loan	2.68 to 6.04	02/01/13 to 02/01/14	1,316,418
€12,133	Primacom, Term Loan (Germany) (d)	6.24 to 6.74	09/25/10 to 12/05/14	14,126,833
1,459	Primedia, Inc., Term Loan	2.68 to 3.47	08/01/14	940,967
€13,000	Prosiebensat.1 Media AG, Term Loan (Germany)	3.75	07/03/15	11,002,043
2,000	R.H. Donnelley, Inc., Term Loan	6.75	06/30/11	1,344,072
3,663	Thomas Nelson Inc., Term Loan	8.75	06/12/12	1,007,357
16,000	Tribune Co., Bridge Loan (b)(d)(e)	8.25	12/20/15	100,000
26,951	Tribune Co., Term Loan (b)(e)	5.25	06/04/14	8,118,997

				55,579,208

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Restaurants & Food Service 0.6%
$1,572	Center Cut Hospitality, Inc., Term Loan	3.75%	07/06/14	$958,920
486	Sagittarius Brands, Inc., Term Loan	9.50	03/29/13	284,063
3,304	Volume Services America, Inc., Term Loan	9.25	12/31/12	2,659,341

				3,902,324

	Retail — Oil & Gas 0.8%
5,888	The Pantry, Inc., Term Loan	1.93	05/15/14	5,240,508

	Retail — Specialty 2.2%
€7,796	Travelport, LLC, Term Loan	3.78	08/23/13	6,670,019
€7,500	Zapf, Term Loan (Germany) (d)	4.35	11/30/12	7,442,438

				14,112,457

	Retail — Stores 2.2%
5,000	Dollar General Corp., Term Loan	3.18	07/07/14	4,575,000
6,643	General Nutrition Centers, Inc., Term Loan	2.68 to 3.49	09/16/13	5,629,772
4,174	Guitar Center, Inc., Term Loan	3.94 to 3.96	10/09/14	2,880,332
1,055	Sally Holdings, Inc., Term Loan	2.68 to 3.51	11/16/13	957,129

				14,042,233

	Telecommunications — Equipment & Services 2.8%
€10,000	Fibernet, Term Loan (Bulgaria) (d)	4.14 to 4.64	12/20/14 to 12/20/15	9,261,700

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Equipment & Services (continued)
€11,369	Orion, Term Loan (Germany)	4.70 to 6.71%	10/31/13 to 10/30/15	$9,173,251

				18,434,951

	Telecommunications — Local Exchange Carriers 1.4%
$6,853	Global Tel*Link Corp., Term Loan	9.00	02/14/13	5,996,260
3,162	Hawaiian Telcom Communications, Inc, Term Loan (b)	4.75	06/01/14	1,583,754
1,393	Sorenson Communications, Inc., Term Loan	2.93	08/16/13	1,278,818

				8,858,832

	Telecommunications — Long Distance 0.5%
4,000	Level 3 Communications, Inc., Term Loan	2.71 to 11.05	03/13/14	3,222,000

	Telecommunications — Wireless 0.8%
1,923	Asurion Corp., Term Loan	3.47 to 4.24	07/03/14	1,679,961
3,817	MetroPCS Wireless, Inc., Term Loan	2.69 to 3.44	11/04/13	3,574,977

				5,254,938

	Textiles & Leather 0.8%
3,477	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	1,716,362
5,000	Levi Strauss & Co., Term Loan	2.70	03/27/14	3,550,000

				5,266,362

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Transportation — Cargo 0.2%
$4,000	JHCI Acquisition, Inc., Term Loan	5.93%	12/19/14	$1,580,000

	Utilities 4.0%
5,000	Bicent Power, LLC, Term Loan	5.22	12/31/14	1,725,000
10,600	Calpine Corp., Term Loan	4.10	03/29/14	9,066,517
4,853	First Light Power Resources, Inc., Term Loan	3.75 to 5.75	11/01/13 to 05/01/14	3,681,456
187	Mach Gen, LLC, Term Loan	3.48	02/22/13	158,426
3,000	NRG Energy, Inc., Term Loan	2.72 to 2.82	02/01/13	2,799,687
5,063	Texas Competitive Electric Holdings Co., LLC, Term Loan	3.93 to 3.97	10/10/14	3,437,538
6,000	TPF Generation Holdings, LLC, Term Loan	4.68	12/15/14	4,920,000

				25,788,624

	Total Variable Rate Senior Loan Interests ** 99.6%			644,503,944

	Notes 31.9%
	Broadcasting — Cable 0.8%
5,000	Kabel Deutschland Gmbh (Germany) (i)	10.63	07/01/14	5,125,000

	Buildings & Real Estate 1.3%
€6,000	Eco-bat Finance PLC (United Kingdom) (i)	10.13	01/31/13	7,422,588
€760	Grohe Holding GmbH (Germany) (g)	4.31	01/15/14	553,056

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$615	KAG Property, LLC, Term Loan (d)	6.42%	09/23/09	$561,944

				8,537,588

	Chemicals, Plastics & Rubber 0.9%
5,000	Cognis GmbH (Germany) (g)(i)	3.32	09/15/13	3,725,000
1,893	Wellman, Inc. (d)(g)	5.00	01/29/19	1,893,000

				5,618,000

	Construction Material 0.1%
2,000	Compression Polymers Corp. (g)(i)	8.56	07/01/12	910,000

	Containers, Packaging & Glass 11.5%
€14,081	Ardagh Glass Finance BV (Ireland) (i)	8.88	07/01/13	15,183,909
€14,200	Ardagh Glass Finance (Ireland) (i)	7.13	06/15/17	13,339,494
27,900	Owens-Illinois Group, Inc. (i)	7.50	05/15/10	28,876,500
€15,725	Pregis Corp. (g)	6.44	04/15/13	16,904,658

				74,304,561

	Mining, Steel, Iron & Non-Precious Metals 3.3%
24,500	FMG Finance Pty Ltd (Australia) (i)	10.63	09/01/16	21,560,000

	Telecommunications — Equipment & Services 6.7%
€10,000	Iesy Hessen Gmbh & Co, Kg (g) (i)	4.26	04/15/13	11,775,590
€15,825	Magyar Telecom (Invtel) (Netherlands) (i)	10.75	08/15/12	8,034,970
€26,000	Versatel AG (Germany) (g)(i)	4.40	06/15/14	23,392,408

				43,202,968

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Wireless 2.6%
$16,000	Wind Acquisition Fin SA (Italy) (i)	10.75%	12/01/15	$16,720,000

	Transportation — Cargo 4.7%
€25,250	CB Bus AB (Sweden) (d)	9.13	08/01/09	30,067,447

Total Notes ** 31.9%				206,045,564

Equities 0.1%
Axia, Inc. (Warrants for 6,352 common shares, Expiration date 12/31/18, Acquired 09/24/08, Cost $0) (d) (h) (j)				0
Building Materials Holding Corp. (Warrants for 15,357 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0) (j)				0
Wellman, Inc. (1,168 common shares, Acquired 02/18/09, Cost $3,563,396) (d)				681,329

Total Equities 0.1%				681,329

Total Long-Term Investments 131.6% (Cost $1,363,187,966)				851,230,837

Time Deposit 1.9% (Cost $12,360,995)
State Street Bank & Trust Corp. ($12,360,995 par, 0.01% coupon, dated 4/30/09, to be sold on 5/01/09 at $12,360,998) (c)				12,360,995

Total Investments 133.5% (Cost $1,375,548,961)				863,591,832

Foreign Currency 1.9% (Cost $12,005,894)				12,087,374

Borrowings (34.0%)				(220,000,000)

Liabilities in Excess of Other Assets (1.4%)				(8,986,698)

Net Assets 100.0%				$646,692,508

Par amounts are denominated in US currency unless otherwise noted.

Percentages are calculated as a percentage of net assets.

(a)	Payment-in-kind security.

(b)	This borrower has filed for protection in federal bankruptcy court.

(c)	All or a portion of this security is designated in connection with unfunded loan commitments.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e)	This Senior Loan interest is non-income producing.

(f)	The borrower is in the process of restructuring or amending the terms of this loan.

(g)	Variable rate security. Interest rate shown is that in effect at April 30, 2009.

(h)	Affiliated Company.

(i)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

(j)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted, as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.01% of the net assets of the Fund.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates, which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
€-Euro
£-Great Britain Pound
Swap agreements outstanding as of April 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity *
Bank of America N.A.	Cognis GMBH	Sell	3.900%	12/20/09	$6,615	0	$(356,208)	B
Bank of America N.A.	Seat Pagine Gialle S.P.A	Sell	3.350	09/20/12	6,615	0	(2,552,384)	NR
Bank of America N.A.	Seat Pagine Gialle S.P.A	Sell	3.650	12/20/12	6,615	0	(2,565,964)	NR
Citigroup	M-Real Oyj	Sell	4.250	12/20/09	6,615	0	(1,651,544)	CCC+
Citigroup	Xstrata PLC	Sell	5.750	06/20/14	6,615	0	93,980	BBB
Credit Suisse International	Codere Fin Luxembourg SA	Sell	3.420	09/20/12	6,615	0	(2,195,426)	B+
Deutsche Bank	M-Real Oyj	Sell	4.150	12/20/09	6,615	0	(1,655,778)	CCC+
Goldman Sachs International	Boston Generating, LLC	Sell	2.000	06/20/09	4,000	0	(84,289)	NR
Goldman Sachs International	Calpine Corporation	Sell	5.000	03/20/10	1,500	(165,000)	(90,384)	B
Goldman Sachs International	CDX.NA.HY.9	Sell	3.750	12/20/12	36,800	(1,482,000)	(6,982,974)	NR
Goldman Sachs International	CDX.NA.HY.10	Sell	5.000	06/20/13	18,600	(1,201,750)	(3,221,143)	NR
Goldman Sachs International	Citgo Petroleum Corp.	Sell	3.000	12/20/10	5,000	0	(450,965)	BB
Goldman Sachs International	Gala Group Finance	Sell	3.450	12/20/12	6,615	0	(1,662,189)	NR
Goldman Sachs International	Gala Group Finance	Sell	4.150	03/20/13	6,615	0	(1,637,782)	NR

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Equity *
Goldman Sachs International	Grohe Holding GMBH	Sell	4.250	12/20/09	13,231	0	(1,592,254)	B
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	4.690	09/20/12	5,000	0	(1,905,385)	B-
Goldman Sachs International	LCDX9	Sell	2.250	12/20/12	46,000	(3,659,000)	(10,137,250)	NR
Goldman Sachs International	LCDX.NA.10	Sell	3.250	12/20/12	54,600	(5,381,800)	(12,046,125)	NR
Goldman Sachs International	M-Real Oyj	Sell	3.450	09/20/09	6,615	0	(1,115,800)	CCC+
Goldman Sachs International	Peermont Global	Sell	3.500	09/20/12	6,615	0	(2,146,316)	B
Goldman Sachs International	Texas Competitive Electric Holdings Company, LLC	Sell	2.850	06/20/10	5,000	0	(488,441)	B-
Goldman Sachs International	UPC Holding	Sell	3.450	09/20/12	6,615	0	(340,995)	NR
Goldman Sachs International	Xstrata PLC	Sell	5.800	06/20/10	6,615	0	4,032	BBB
UBS Securities, AG	Rank Group Finance	Sell	4.250	12/20/12	13,231	0	524,540	B+

Total Credit Default Swaps					$288,957	$(11,889,550)	$(54,257,044)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							40,165,000
UBS AG							6,973,000
Bank of America							6,930,500
Citi Global Markets							1,611,000
Credit Suisse							2,478,000
Deutsche Bank AG							2,704,000

Total Swap Collateral Pledged							$60,861,500

Total Swap Agreements							$6,604,456

NR-Non Rated

*	Credit Rating as issued by Standard and Poor’s.
Forward foreign currency contracts outstanding as of April 30, 2009 :

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Euro
175,383,922 expiring 05/27/09	US$	232,032,971	$(3,686,612)
8,900,000 expiring 05/27/09	US$	11,774,702	(275,012)
4,733,188 expiring 05/27/09	US$	6,262,009	(75,676)

			(4,037,300)

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Pound Sterling
1,531,687 expiring 05/27/09	US$	2,265,845	2,507

Total Forward Foreign Currency Contracts			$(4,034,793)

Ratings Allocation as of 4/30/09 (Unaudited)
BBB/Baa			1.4%
BB/Ba			23.2%
B/B			36.6%
CCC/Caa			7.7%
CC/Ca			0.3%
C/C			0.1%
Non-Rated			30.7%
Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
Summary of Long-Term Investments by Country Classification (Unaudited)

		Percentage of
		Long-Term
Country	Value	Investment
United States	559,162,421	65.7%
Germany	104,168,764	12.2
Sweden	30,067,448	3.5
Ireland	28,523,403	3.4
Australia	21,560,000	2.5
Belgium	19,937,184	2.3
United Kingdom	19,172,156	2.3
Greece	17,613,765	2.1
Luxembourg	16,720,000	2.0
Bulgaria	9,261,700	1.1
Netherlands	8,034,970	0.9
Canada	5,451,719	0.6
Hungary	4,358,692	0.5
Cayman Islands	4,214,378	0.5
Spain	2,984,237	0.4

	851,230,837	100.0%

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Assets		Liabilities
Valuation Inputs	Investments in Loans and Securities	Other Financial Instruments*	Unfunded Loan Commitments	Other Financial Instruments*
Level 1 — Quoted Prices	$-0-	$-0-	$-0-	$-0-
Level 2 — Other Significant Observable Inputs	793,169,666	625,059	(6,923,522)	(58,916,896)
Level 3 — Significant Unobservable Inputs	70,422,166	-0-	(33,343)	-0-

Total	$863,591,832	$625,059	$(6,956,865)	$(58,916,896)

*	Other financial instruments include forwards and swap contracts.

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ April 30, 2009 (Unaudited)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities	Unfunded Commitments
Balance as of 7/31/2008	$38,723,477	$-0-
Accrued Discounts/Premiums	300,254	-0-
Realized Gain/Loss	(1,476,254)	-0-
Change in Unrealized Appreciation/Depreciation	(55,677,255)	(33,343)
Net Purchases/Sales	11,252,315	-0-
Net Transfers in and/or out of Level 3	77,299,629	-0-

Balance, as of 4/30/09	$70,422,166	$(33,343)

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 4/30/09	$(55,677,255)	$(33,343)
     The Fund’s loans and debt obligations are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, loans and debt obligations for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other loans and debt obligations are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by the Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the loans in the Fund’s portfolio. The fair value of loans are reviewed and approved by the Fund’s Valuation Committee and the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan articipations are valued at cost in the absence of any indication of impairment.
     The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective January 31, 2009. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Dynamic Credit Opportunities Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: June 23, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 23, 2009